Share Purchase Warrants (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Share Purchase Warrants, Activity [Table Text Block]
		Weighted
		Average
	Number of	Exercise
	Warrants	Price

Balance, June 30, 2012	3,234,265	Cdn$0.50

Expired	(1,723,658)	Cdn$0.50

Balance, December 31, 2012	1,510,607	Cdn$0.50

Schedule of Disclosure of Share-based Compensation Arrangements by Share Purchase Warrants Outstanding [Table Text Block]
Number of	Exercise
Warrants	Price	Expiry Date

428,571	Cdn$0.50	January 8, 2013
1,082,036	Cdn$0.50	January 13, 2013

1,510,607